VESSELS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended									12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended
	Jun. 30, 2013 Vessel	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 03, 2012 River Business [Member]	Apr. 25, 2012 River Business [Member]	Dec. 31, 2010 Feeder Container Vessels [Member] Vessels Purchased [Member] Ocean Business [Member] Vessel	Dec. 31, 2010 Capesize Vessels [Member] Vessels Sold [Member] Ocean Business [Member] Vessel	Dec. 31, 2011 Pushboats [Member] Vessels Purchased [Member] River Business [Member]	Dec. 31, 2012 Pushboats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 Barges [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 Barges [Member] Vessels Built [Member] River Business [Member] Vessel	Dec. 31, 2012 Barges [Member] Vessels Built [Member] River Business [Member]	Dec. 31, 2012 Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member]	Jun. 30, 2013 Ocean-going Vessels [Member]	Dec. 31, 2012 Ocean-going Vessels [Member]	Dec. 31, 2011 Ocean-going Vessels [Member]	Dec. 31, 2010 Ocean-going Vessels [Member] Feeder Container Vessels [Member] Vessels Purchased [Member]	Jun. 30, 2013 River Barges and Push Boats [Member]	Dec. 31, 2012 River Barges and Push Boats [Member]	Dec. 31, 2011 River Barges and Push Boats [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 River Barges and Push Boats [Member] Pushboats [Member] Vessels Purchased [Member] River Business [Member] Vessel	Jun. 30, 2013 River Barges and Push Boats [Member] Pushboats [Member] Vessels Sold [Member] River Business [Member] Vessel	Dec. 31, 2012 River Barges and Push Boats [Member] Pushboats [Member] Vessels Sold [Member] River Business [Member] Vessel	Jun. 30, 2013 River Barges and Push Boats [Member] Barges [Member] Vessels Built [Member] River Business [Member] Vessel	Dec. 31, 2012 River Barges and Push Boats [Member] Barges [Member] Vessels Built [Member] River Business [Member] Vessel	Jun. 30, 2013 River Barges and Push Boats [Member] Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member] Vessel	Dec. 31, 2012 River Barges and Push Boats [Member] Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member] Vessel	Jun. 30, 2013 PSVs [Member]	Dec. 31, 2012 PSVs [Member]	Dec. 31, 2011 PSVs [Member]	Dec. 31, 2012 PSVs [Member] Vessels Built [Member] INDIA [Member]	Jun. 30, 2013 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member] Installment	Dec. 31, 2012 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member] Vessel	Dec. 31, 2007 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member] Vessel Installment	Jan. 30, 2013 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	May 22, 2012 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Feb. 21, 2007 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Jan. 30, 2013 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] Subsequent Event [Member]	Jun. 30, 2014 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] Subsequent Event [Member] INDIA [Member] Vessel	Jun. 30, 2013 Advances for PSV Construction [Member]	Dec. 31, 2012 Advances for PSV Construction [Member]	Dec. 31, 2011 Advances for PSV Construction [Member]	Jun. 30, 2013 Furniture and Equipment [Member]	Dec. 31, 2012 Furniture and Equipment [Member]	Dec. 31, 2011 Furniture and Equipment [Member]	Jun. 30, 2013 Building, Land, Operating Base and Shipyard [Member]	Dec. 31, 2012 Building, Land, Operating Base and Shipyard [Member]	Dec. 31, 2011 Building, Land, Operating Base and Shipyard [Member]
Property, Plant and Equipment [Line Items]
Original book value	$ 882,716		$ 870,447	$ 856,410									$ 31,400	$ 9,100		$ 120,546	$ 115,375	$ 127,468		$ 411,926	$ 411,820	$ 398,391					$ 8,598				$ 245,527	$ 223,032	$ 199,453										$ 36,455	$ 53,496	$ 68,149	$ 12,433	$ 11,822	$ 10,458	$ 55,829	$ 54,902	$ 52,491
Accumulated depreciation	(241,607)		(222,928)	(184,965)
Net book value	641,109		647,519	671,445
Depreciation expense	19,067	18,974	38,914	34,891	29,880
Capitalized interest			0	0	1,010
Acquisitions and Disposals [Abstract]
Number of vessels	4							2	3				42											3	1	1	8	8	10	14						3	4					2
Aggregate purchase (sale) price									36,584	2,900	3,850								26,200				13,020		3,850				9,300						88,052					88,052
Gain on sale of vessel									724		3,564	2,116													3,564				1,779
Additional acquisition costs										2,000
Lease term															10 years														10 years
Cost of vessel	882,716		870,447	856,410									31,400	9,100		120,546	115,375	127,468		411,926	411,820	398,391					8,598				245,527	223,032	199,453										36,455	53,496	68,149	12,433	11,822	10,458	55,829	54,902	52,491
Equity method ownership percentage (in hundredths)	50.00%		50.00%				100.00%
Business acquisition, partner's interests acquired (in hundredths)						50.00%
Number of installments, note payable																																			5		5
Percentage of purchase price paid in installments (in hundredths)																																			20.00%		20.00%
Partners interest						250
Reduction in contract price due to penalty for late delivery																																						1,800	1,800		1,800
Debt instrument, periodic payment																																		48,400	33,100
Remaining commitments																																			$ 10,900	$ 17,600